Other payables and other liabilities - Summary of Other Payables and Accruals (Details) - CNY (¥) ¥ in Millions	Jun. 30, 2020	Dec. 31, 2019
Included in non-current liabilities
Government grants	¥ 2	¥ 2
Deferred income	90	66
Others	10
Total non-current liabilities	102	68
Included in current liabilities
Dividend payable	12	12
Accrued expenses (note i)	1,997	2,105
Advances from customers	81	83
Investment payables	287	611
Other tax liabilities	122	140
Present value of liability of puttable shares	566	539
Deferred income	37	23
Other deposits	85	77
Others	67	80
Contingent consideration, measured at fair value (note ii)	56	112
Other payables and other liabilities	¥ 3,310	¥ 3,782